Parent Only Financial Information - Condensed Statements of Income and Comprehensive Income Parent Company Only (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Income:
Interest on other interest-earning assets									$ 322	$ 357	$ 215
Total Interest Income	$ 9,158	$ 8,736	$ 8,739	$ 8,712	$ 8,558	$ 8,993	$ 8,899	$ 8,712	35,345	35,162	33,737
Non-interest expenses	5,173	4,833	4,580	4,515	4,362	4,075	4,532	4,137	19,101	17,106	15,081
Income tax (benefit) expense	376	549	772	845	1,520	948	744	852	2,542	4,064	3,419
Net Income	$ 878	$ 1,325	$ 1,540	$ 1,658	$ 3,513	$ 1,940	$ 1,479	$ 1,622	5,401	8,554	6,465
Other comprehensive gain (loss)									653	(166)	(127)
Total comprehensive income									6,054	8,388	6,338
Clifton Company [Member]
Income:
Dividends from subsidiary									6,500	8,000	5,000
Interest on loans									449	490	193
Interest on securities									251	303	43
Interest on other interest-earning assets									18	52
Total Interest Income									7,218	8,845	5,236
Non-interest expenses									719	704	650
Income before Income Taxes and Equity in Undistributed Earnings of Subsidiary									6,499	8,141	4,586
Income tax (benefit) expense									(3)	33	(139)
Income before Equity in Undistributed Earnings of Subsidiary									6,502	8,108	4,725
Equity in (overdistributed) undistributed earnings of subsidiary									(1,101)	446	1,740
Net Income									5,401	8,554	6,465
Other comprehensive gain (loss)									653	(166)	(127)
Total comprehensive income									$ 6,054	$ 8,388	$ 6,338